Commitments and Related Party Transactions (Tables) (Southwestern Montana Financial Center, Inc.)	12 Months Ended
Dec. 31, 2018
Southwestern Montana Financial Center, Inc. [Member]
Schedule of Future Minimum Lease Payments	Future minimum lease payments approximate the following as of December 31, 2018:
Years ending December 31,
2019	$111,000
2020	88,500
2021	84,000
2022	84,000
2023	21,000
Total	$388,500